Investment Risks	Nov. 25, 2025
Astor Dynamic Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1)	Alternative and Specialty Assets Risk: The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currencies. Inverse ETFs limit the Fund’s participation in certain market gains.

(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

(3)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- or lower by Standard & Poor’s Ratings Group or another NRSRO.

(4)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

(5)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

(6)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(7)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

(8)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

(9)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

(10)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(11)	Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs may employ leverage, which magnifies tend to limit the changes in the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying stock index upon which they are based assets and benchmarks, and volatile markets can amplify this effect. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

(12)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

(14)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

(15)	Real Estate Investment Trust (REIT) Risk: Investing in REITs, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

(16)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

(17)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Astor Dynamic Allocation Fund | Alternative And Specialty Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(1)	Alternative and Specialty Assets Risk: The Fund may purchase ETFs that invest in “alternative asset” or “specialty” market segments. The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, real estate, or currencies. Inverse ETFs limit the Fund’s participation in certain market gains.

Astor Dynamic Allocation Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(2)	Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Astor Dynamic Allocation Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
(3)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities at the lower end of the investment grade credit quality spectrum, such as those rated BBB- or lower by Standard & Poor’s Ratings Group or another NRSRO.

Astor Dynamic Allocation Fund | Currency Risk Domestic And Foreign [Member]
Prospectus [Line Items]
Risk [Text Block]
(4)	Currency Risk (Domestic and Foreign): The risk that material changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign and domestic currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

Astor Dynamic Allocation Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(5)	Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

Astor Dynamic Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(6)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Astor Dynamic Allocation Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(7)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

Astor Dynamic Allocation Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(8)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Astor Dynamic Allocation Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(9)	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Astor Dynamic Allocation Fund | High Yield Or Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(10)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Astor Dynamic Allocation Fund | Inverse E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(11)	Inverse ETF Risk: Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs may employ leverage, which magnifies tend to limit the changes in the Fund’s participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying stock index upon which they are based assets and benchmarks, and volatile markets can amplify this effect. Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Astor Dynamic Allocation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(12)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Astor Dynamic Allocation Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(13)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Astor Dynamic Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(14)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Astor Dynamic Allocation Fund | Real Estate Investment Trust R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(15)	Real Estate Investment Trust (REIT) Risk: Investing in REITs, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Astor Dynamic Allocation Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(16)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Dynamic Allocation Fund | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(17)	Sovereign Debt Risk: These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Astor Sector Allocation Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through ETFs.

(1)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes.

(2)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

(3)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

(4)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

(5)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

(6)	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

(7)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

(8)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

(9)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

(10)	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

(11)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Sector Allocation Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
(1)	Credit Risk: Debt issuers may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by an ETF may be lowered if an issuer’s financial condition changes.

Astor Sector Allocation Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(2)	Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests through ETFs. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Astor Sector Allocation Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(3)	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in bonds. Each ETF is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

Astor Sector Allocation Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(4)	Fixed-Income Risk: When the Fund invests in fixed-income ETFs the value of your investment in the Fund will fluctuate with changes in interest rates. Rising interest rates will cause a bond’s value to decline. Defaults by fixed income issuers will also harm performance. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

Astor Sector Allocation Fund | High Yield Or Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(5)	High Yield or Junk Bond Risk: Lower-quality bonds and other debt securities, known as “high yield” or “junk” bonds, are considered speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Astor Sector Allocation Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(7)	Management Risk: The adviser’s dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests may prove to be incorrect and may not produce the desired results.

Astor Sector Allocation Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(8)	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a worldwide pandemic, terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. For example, the COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the impacts of the significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Astor Sector Allocation Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(9)	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Astor Sector Allocation Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(11)	Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Astor Sector Allocation Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(6)	Large Capitalization Company Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Astor Sector Allocation Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
(10)	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.